Contributed surplus	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Contributed surplus

13Contributed surplus

Amount
$
Contributed surplus

Balance – January 1, 2020 (recast – note 2)	6,676

Share-based compensation
Stock options vested	753
DSUs vested	401
Stock options exercised	(297)
DSUs redeemed	(132)
Warrants expired	251

Balance – December 31, 2020 (recast – note 2)	7,652

Share-based compensation
Stock options vested	1,738
DSUs vested	583
Stock options exercised	(171)
DSUs Redeemed	(432)

Balance – December 31, 2021	9,370

Deferred share units

The maximum number of common shares which the Corporation is entitled to issue from Treasury in connection with the redemption of DSUs granted under the DSU Plan is 968,750 common shares. The compensation expense as at December 31, 2021 was $583 (2020 – $401) recognized over the vesting period. Vested DSUs cannot be redeemed until the holder is no longer a member of the Board. DSU activity for the years ended are as followed:

	December 31 2021	December 31 2020
	#	#

Opening balance	429,530	360,965
Granted	325,263	147,671
Redeemed	(217,590)	(79,106)

Closing balance	537,203	429,530

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IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

13Contributed surplus (continued)

Stock options

At the 2021 annual and special meeting of shareholders, the Corporation’s shareholders approved the adoption of the amended Stock Option Plan which converts it from a “fixed plan” to a “rolling plan”, whereby the maximum number of shares which may be reserved and set aside for issuance under such plan would be changed from a fixed maximum of 4,600,000 shares (in the aggregate) to a maximum aggregate number of shares equal to 8% of common shares issued and outstanding from time to time, on a non-diluted basis. The Corporation’s Board of Directors amended the Stock Option Plan on May 11, 2021 and the Corporation’s shareholders approved, ratified and confirmed the Stock Option Plan on June 18, 2021.

Stock options are granted with an exercise price determined by the Board of Directors, which is not less than the market price of the shares on the day preceding the award. The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant.

The vesting of the options is determined by the Board and, beginning January 1, 2018, is typically 33 1/3% every year after the date of grant.

In the event that the option holder should die while he or she is still a director, employee or other advisor of the Corporation, the expiry date shall be 12 months from the date of death of the option holder, not to exceed the original expiry date of the option. In the event that the option holder ceases to be a director, employee or other advisor of the Corporation other than by reason of death or termination, the expiry date of the option shall be the 90th day following the date the option holder ceases to be a director, employee or other advisor of the Corporation, not to exceed the original expiry date of the option.

The fair values of stock options are estimated using the Black-Scholes option pricing model. As at December 31, 2021, 1,430,635 stock options (2020 – 395,850) with a weighted average exercise price of CAD $3.30 (2020 – CAD$5.50) and a term of ten years (2020 – five years), were granted to employees and consultants. The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued. The value of these stock options has been estimated at $2,683 (2020 - $871), which is a weighted average grant date value per option of CAD$2.35 (2020 - CAD$2.95), using the Black-Scholes valuation model and the following weighted average assumptions:

	2021	2020
Risk-free interest rate	0.82%	1.00%
Exercise price	CAD$3.30	CAD$5.50
Market price	CAD$3.30	CAD$5.50
Expected volatility	79%	71%
Expected dividend yield	–	–
Expected life (years)	7.0	4.2
Forfeiture rate	4%	4%

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IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

13Contributed surplus (continued)

Option activity for the period ended December 31, 2021 and year December 31, 2020 was as follows:

	December 31, 2021			December 31, 2020
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$ CAD	#	$ CAD
Outstanding - Beginning of period	1,636,236	4.93	1,573,411	4.63

Granted	1,430,635	3.30	395,850	5.50
Exercised	(150,438)[1]	2.37	(203,595)[1]	2.42
Forfeited	(109,218)	4.46	(47,638)	6.69
Cancelled	(124,238)	3.84	(81,792)	6.92
Expired	(8,750)	2.37	–	–

Outstanding - End of period	2,674,227	4.28	1,636,236	4.93

[1] Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.

The number and weighted average exercise price of options exercisable as at December 31, 2021 is 1,301,048 and $5.14, respectively (2020 – 938,587 and $4.13).

At December 31, 2021, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$ CAD		#	$ CAD

1.98 – 2.21	430,000	2.09	7.05	125,000	1.98	0.59
2.22 – 2.65	519,722	2.31	5.86	207,812	2.40	0.23
2.66 – 4.68	761,475	4.10	6.80	191,666	4.32	0.84
4.69 – 6.19	324,650	5.68	2.60	170,700	5.79	1.87
6.20 – 7.39	638,380	6.84	1.07	605,870	6.81	1.02

	2,674,227	4.28	4.78	1,301,048	5.14	0.94

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